UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-07324
                                                     ---------

                         Gardner Lewis Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
         (Address of principal executive offices)                     (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------


                    Date of reporting period: April 30, 2005
                                              --------------

Item 1. REPORTS TO STOCKHOLDERS.

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust



                               Semi-Annual Report
                                   (Unaudited)



                       FOR THE PERIOD ENDED APRIL 30, 2005



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317




                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: small-cap stocks risk, fluctuation in value risk, diversification risk, investment advisor risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance data reflects the maximum sales load and/or fee charges applicable. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.

--------------------------------------------------------------------------------
Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    Beginning                       Ending
                                                   Account Value                  Account Value               Expenses Paid
Expense Example                                  November 1, 2004                April 30, 2005               During Period*
------------------------------------------ ----------------------------- ---------------------------- ------------------------------
Actual                                              $1,000.00                      $  941.40                      $9.63
------------------------------------------ ----------------------------- ---------------------------- ------------------------------
Hypothetical (5% return before expenses)            $1,000.00                      $1,014.88                      $9.99
------------------------------------------ ----------------------------- ---------------------------- ------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.00% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                          Shares     Market Value                                           Shares     Market Value
                                                       (Note 1)                                                          (Note 1)
------------------------------------------------------------------  ----------------------------------------------------------------

COMMON STOCKS - 97.49%

Apparel Manufacturing - 1.11%                                        Entertainment - 2.07%
*   Jones Apparel Group Inc.               7,100      $   216,195    * Scientific Games Corp.               18,700      $   401,489
                                                      -----------                                                       -----------

Commercial Services - 1.70%                                          Financial - Consumer Credit - 1.40%
*   The Advisory Board Co.                 8,100          329,670    * AmeriCredit Corp.                    11,600          271,440
                                                      -----------                                                       -----------

Computer Software & Services - 13.47%                                Financial - Non-Banks - 1.81%
*   Activision, Inc.                      35,800          517,668      American Capital
*   Chordiant Software, Inc.             109,500          192,720         Strategies, Ltd.                  11,000          351,780
                                                                                                                        -----------
*   Cognizant Technology
       Solutions Corp.                    14,100          592,341    Healthcare - Services - 3.94%
*   Epicor Software Corp.                 34,900          384,249    * American Healthways, Inc.             9,900          369,765
*   Infocrossing, Inc.                    20,300          333,935    * Centene Corp.                        14,200          395,470
                                                                                                                        -----------
*   OpenTV Corp.                         119,400          260,292                                                           765,235
                                                                                                                        -----------
*   Radisys Corp.                         17,400          243,600    Internet - 10.05%
*   Silicon Graphics, Inc.               118,400           92,352    * Arbinet-theexchange Inc.             13,400          258,754
                                                      -----------
                                                        2,617,157    * Interwoven Inc.                      49,000          378,280
                                                      -----------
Computers - 1.28%                                                    * Niku Corp.                           21,200          334,112
*   Extreme Networks, Inc.                55,800          248,310    * RADWARE Ltd.                         17,900          391,473
                                                      -----------
                                                                     * Shopping.com Ltd.                    17,700          232,755
Cosmetics - 2.31%                                                    * Stamps.com Inc.                      18,500          357,605
                                                                                                                        -----------
    Nu Skin Enterprises Inc.              20,400          448,800                                                         1,952,979
                                                      -----------                                                       -----------
                                                                     Lodging - 3.08%
Electric - 1.39%                                                       Fairmont Hotels & Resorts             9,400          294,690
*   Reliant Energy Inc.                   26,500          269,505      Orient-Express Hotels Ltd.           11,600          304,732
                                                      -----------                                                       -----------
                                                                                                                            599,422
                                                                                                                        -----------
Electrical Components & Equipment - 1.14%                            Machinery - Diversified - 1.25%
*   Power-One, Inc.                       53,100          221,958      Briggs & Stratton Corp.               7,500          242,775
                                                      -----------                                                       -----------
Electronics - Semiconductors - 5.55%                                 Medical - Biotechnology - 1.27%
*   Axecelis Technologies                 30,700          190,647    * Telik, Inc.                          15,300          247,860
                                                                                                                        -----------
*   FSI International, Inc.               49,500          163,350
*   LTX Corporation                       59,500          228,480    Medical - Hospital Management & Services - 1.94%
*   PowerDsine Ltd.                       39,300          312,435    * LifePoint Hospitals Inc.              8,500          377,825
*   Rudolph Technologies Inc.             14,200          183,180    * Medical Resources Inc.                4,885                2
                                                      -----------                                                       -----------
                                                        1,078,092                                                           377,827
                                                      -----------                                                       -----------
Energy - 1.22%                                                       Medical - Supplies - 2.73%
    CONSOL Energy, Inc.                    5,500          237,820    * American Medical Systems
                                                      -----------
                                                                          Holdings Inc.                     12,100          211,266
Engineering & Construction - 1.52%                                   * INAMED Corporation                    5,250          319,410
                                                                                                                        -----------
*   Infrasource Services, Inc.            29,500          296,475                                                           530,676
                                                      -----------                                                       -----------


                                                                                                                        (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                          Shares     Market Value                                           Shares     Market Value
                                                       (Note 1)                                                           (Note 1)
------------------------------------------------------------------  ----------------------------------------------------------------

COMMON STOCKS - (Continued)

Miscellaneous Manufacturing - 1.60%                                  Transportation - 2.84%
*   Jacuzzi Brands Inc.                   34,300        $ 310,415    * Swift Transportation Co. Inc.        14,600      $   311,418
                                                      -----------
                                                                     * Universal Truckload
Office Furnishings - 1.40%                                                Services Inc.                     15,100          240,694
                                                                                                                        -----------
    Herman Miller Inc.                     9,500          271,700                                                           552,112
                                                      -----------                                                       -----------

Oil & Gas - 2.74%                                                    Total Common Stock (Cost $19,733,127)               18,944,857
                                                                                                                        -----------
    Range Resources Corp.                 23,500         532,275
                                                      -----------
                                                                     PRIVATE INVESTMENT COMPANY - 2.63%
Packaging & Containers - 2.00%
*   Crown Holdings Inc.                   25,800          388,290    (beta) Pamlico Enhanced Cash Trust
                                                      -----------         (Cost $512,343)                  512,343        $ 512,343
                                                                                                                        -----------
Pharmaceuticals - 4.84%
*   Conor Medsystems Inc.                 22,300          300,827
*   Impax Laboratories                    20,600          335,162    Total Investments
*   Ventiv Health, Inc.                   14,600          304,410      (Cost $20,245,470) - 100.12%                    $ 19,457,200
                                                      -----------
                                                          940,399    Liabilities in excess of other assets- 0.12%           (24,099)
                                                      -----------                                                       -----------
Retail - Apparel - 5.35%
*   Casual Male Retail Group, Inc.        59,500          393,295    Net Assets - 100.0%                                $19,433,101
                                                                                                                        ===========
*   Charming Shoppes                      37,300          277,512
*   Children's Place                       9,900          368,379
                                                      -----------
                                                        1,039,186    * Non-income producing investment.
                                                      -----------
Retail - Specialty Line - 4.53%                                      (beta) Restricted security - A  restricted  security cannot be
    Circuit City Stores Inc.              24,100          380,780           resold to the general public without prior registration
*   MarineMax Inc.                         7,000          189,350           under the Securities Act of 1933. Restricted securities
    PEP Boys-Manny Moe & Jack             21,900          310,542           are valued according  to the guidelines and  procedures
                                                      -----------           adopted  by  the  Board of Trustees. The Fund currently
                                                          880,672           holds  512,343 shares of Pamlico Enhanced Cash Trust at
                                                      -----------           a cost of $512,343.The sale of this investment has been
Telecommunications Equipment - 10.94%                                       restricted and  has been valued  in accordance with the
*   Aeroflex                              31,000          245,830           guidelines adopted  by the Board of Trustees. The total
*   Arris Group, Inc.                     53,000          402,270           fair  value  of  this  security  at  April 30, 2005  is
*   Harmonic, Inc.                        40,600          223,706           $512,343, which represents 2.63% of net assets.
*   NMS Communications Corp.              50,900          161,862
*   Novatel Wireless, Inc.                24,900          223,104
*   Polycom, Inc.                         19,100          291,466
*   SafeNet Inc.                          12,900          360,555
*   Sonus Networks, Inc.                  62,900          216,376
                                                      -----------
                                                        2,125,169
                                                      -----------
Toys - 1.02%
*   Jakks Pacific Inc.                    10,600          199,174
                                                      -----------


                                                                                                                        (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Summary of Investments by Industry
                                             % of Net
Industry                                       Assets          Value
--------------------------------------------------------------------------------
Apparel Manufacturing                           1.11%     $   216,195
Commercial Services                             1.70%         329,670
Computer Software & Services                   13.47%       2,617,157
Computers                                       1.28%         248,310
Cosmetics                                       2.31%         448,800
Electric                                        1.39%         269,505
Electrical Components & Equipment               1.14%         221,958
Electronics - Semiconductors                    5.55%       1,078,092
Energy                                          1.22%         237,820
Engineering & Construction                      1.52%         296,475
Entertainment                                   2.07%         401,489
Financial - Consumer Credit                     1.40%         271,440
Financial - Non-Banks                           1.81%         351,780
Healthcare - Services                           3.94%         765,235
Internet                                       10.05%       1,952,979
Lodging                                         3.08%         599,422
Machinery - Diversified                         1.25%         242,775
Medical - Biotechnology                         1.27%         247,860
Medical - Hospital Management &
    Services                                    1.94%         377,827
Medical - Supplies                              2.73%         530,676
Miscellaneous Manufacturing                     1.60%         310,415
Office Furnishings                              1.40%         271,700
Oil & Gas                                       2.74%         532,275
Packaging & Containers                          2.00%         388,290
Pharmaceuticals                                 4.84%         940,399
Retail - Apparel                                5.35%       1,039,186
Retail - Specialty Line                         4.53%         880,672
Telecommunications Equipment                   10.94%       2,125,169
Toys                                            1.02%         199,174
Transportation                                  2.84%         552,112
Private Investment Company                      2.63%         512,343
--------------------------------------------------------------------------------
Total                                         100.12%     $19,457,200




See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statement Of Assets And Liabilities
(Unaudited)

As of April 30, 2005

------------------------------------------------------------------------------------

Assets:
      Investments, at value (cost $20,245,470)                           $19,457,200
      Receivables:
           Income                                                              1,091
      Prepaid expenses                                                         6,446

      Total assets                                                        19,464,737

Liabilities:
      Accrued expenses                                                        22,684
      Disbursements in excess of cash on demand deposit                        8,445
      Other liabilities                                                          507

      Total liabilities                                                       31,636

Net Assets                                                               $19,433,101

Net Assets Consist of:
      Capital (par value and paid in surplus)                            $15,420,878
      Accumulated net investment loss                                       (265,617)
      Undistributed net realized gain on investments                       5,066,110
      Net unrealized depreciation on investments                            (788,270)

      Total Net Assets                                                   $19,433,101
      Shares Outstanding, no par value (unlimited authorized shares)       1,887,785
      Net Asset Value, Offering Price and Redemption Price Per Share     $     10.29

      Maximum Offering Price Per Share (100 / 97 of $10.29)              $     10.61




See Notes to Financial Statements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statement Of Operations
(Unaudited)

For the period ended April 30, 2005
--------------------------------------------------------------------------------

Investment Income:
      Dividends                                                     $    63,913

      Total Income                                                       63,913

Expenses:
      Advisory fees (note 2)                                            206,768
      Administration fees (note 2)                                       56,011
      Transfer agent fees (note 2)                                        8,998
      Fund accounting fees (note 2)                                      15,042
      Custody fees (note 2)                                               6,170
      Compliance service fees (note 2)                                    1,389
      Compliance officer fees (note 2)                                    2,609
      Registration and filing administration fees (note 2)                2,745
      Legal fees                                                          7,439
      Audit and tax preparation fees                                     10,909
      Registration and filing expenses                                    7,439
      Shareholder servicing expenses                                      2,480
      Printing expenses                                                   3,719
      Trustee fees and meeting expenses                                   3,968
      Securities pricing fees                                             3,173
      Other operating expenses                                            3,967

      Total Expenses                                                    342,826

      Expense reimbursements (note 6)                                   (13,296)

      Net Expenses                                                      329,530

Net Investment Loss                                                    (265,617)

Net Realized and Unrealized Gain on Investments

      Net realized gain from investment transactions                  5,983,443
      Change in unrealized appreciation on investments               (5,617,771)

Net Realized and Unrealized Gain on Investments                         365,672

Net Increase in Net Assets Resulting from Operations                $   100,055





See Notes to Financial Statements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statements Of Changes In Net Assets

                                                                          April 30,         October 31,
For the period and fiscal year ended:                                     2005 (a)             2004
-------------------------------------------------------------------------------------------------------

Operations:
     Net investment loss                                                $ (265,617)         $ (764,323)
     Net realized gain from investment transactions                      5,983,443           5,453,790
     Change in unrealized appreciation on investments                   (5,617,771)         (8,698,302)

Net Increase (Decrease) in Net Assets Resulting from Operations            100,055          (4,008,835)

Capital Share Transactions: (note 5)
     Shares sold                                                           105,839             836,588
     Shares repurchased                                                (18,041,450)        (18,462,832)

Decrease from Capital Share Transactions                               (17,935,611)        (17,626,244)

Net Decrease in Net Assets                                             (17,835,556)        (21,635,079)

Net Assets:
     Beginning of period                                                37,268,657          58,903,736
     End of period                                                     $19,433,101         $37,268,657

Accumulated net investment loss                                        $  (265,617)        $         0


(a) Unaudited.





See Notes to Financial Statements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Financial Highlights

For a share outstanding during the                    April 30,                         October 31,                       August 31,
                                                                        ------------------------------------------
period or fiscal years ended:                         2005 (a)          2004         2003       2002      2001 (b)          2001
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                $   10.96       $   11.62    $    8.38   $   10.95   $   12.55       $   26.52

(Loss) Income from Investment Operations
      Net investment loss                               (0.14)          (0.22)       (0.15)      (0.17)      (0.02)          (0.17)
      Net realized and unrealized (loss) gain on        (0.53)          (0.44)        3.39       (1.78)      (1.58)          (9.05)
      securities

Total from Investment Operations                        (0.67)          (0.66)        3.24       (1.95)      (1.60)          (9.22)

Less Distributions:
      Distributions (from capital gains)                 0.00            0.00         0.00       (0.62)       0.00           (4.75)

Net Asset Value, End of Period                      $   10.29       $   10.96    $   11.62   $    8.38   $   10.95       $   12.55

 Total return (d)                                       (5.86)%         (5.94)%      38.66 %    (19.07)%    (12.75)%        (38.06)%

Net Assets, End of Period (in thousands)            $   9,433       $  37,269    $  58,904   $  67,760   $ 135,159       $ 162,311

Average Net Assets for the Period (in thousands)    $  33,357       $  53,864    $  56,937   $ 109,160   $ 140,101       $ 203,866

Ratios of:
Gross Expenses to Average Net Assets                     2.08 % (c)      1.78 %       1.77 %      1.59 %      1.67 % (c)      1.48 %
Net Expenses to Average Net Assets                       2.00 % (c)      1.74 %       1.73 %      1.56 %      1.65 % (c)      1.47 %
Net Investment Loss to Average Net Assets               (1.61)% (c)     (1.42)%      (1.31)%     (1.25)%     (1.20)% (c)     (1.10)%

Portfolio turnover rate                                 43.39 %         95.40 %      84.23 %     70.10 %     14.66 %         84.73 %


(a) Unaudited.
(b) For the period September 1, 2001 to October 31, 2001 (note 1).
(c) Annualized.
(d) Total return does not reflect payment of sales charges.



See Notes to Financial Statements.

The Chesapeake Aggressive Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant   recorded  on  the  ex-dividend   date.
     Accounting Policies                 Certain    dividends    from   foreign
                                         securities will be recorded as soon as
The Chesapeake  Aggressive Growth Fund   the Trust is informed of the  dividend
(the  "Fund")  is a series  fund.  The   if  such   information   is   obtained
Fund  is  part  of The  Gardner  Lewis   subsequent  to the  ex-dividend  date.
Investment Trust (the "Trust"),  which   Interest  income  is  recorded  on the
was   organized  as  a   Massachusetts   accrual     basis     and     includes
business trust and is registered under   amortization    of    discounts    and
the  Investment  Company  Act of  1940   premiums.   Gains   and   losses   are
(the "1940  Act"),  as amended,  as an   determined  on  the  identified   cost
open-ended    management    investment   basis,  which is the same  bases  used
company.  The  Fund is  classified  as   for federal income tax purposes.
diversified  as  defined  in the  1940
Act.                                     Expenses
                                         The  Fund  bears   expenses   incurred
The Chesapeake Aggressive Growth Fund specifically on its behalf as well as commenced operations on January 4, a portion of general expenses, which
1993.  The  Fund  changed  its  fiscal   are  allocated  according  to  methods
year-end  from August 31 to October 31   approved annually by the Trustees.
beginning with the fiscal period ended
October  31,  2001.   The   investment   Restricted Security Transactions
objective of the Fund is to seek Although Pamlico Enhanced Cash Trust capital appreciation through ("Pamlico") meets the definition of a
investment   in   equity   securities,   restricted security as defined in Reg.
consisting primarily of common and ss.210.6-03 (f) of Regulation S-X of preferred stocks and securities the Securities and Exchange
convertible   into  common  stocks  of   Commission,  the Board has  determined
smaller capitalization companies..       that   a   restricted   security,   as
                                         indicated as a fundamental  limitation
The following accounting policies have   of the  Fund,  must  also be  illiquid
been  consistently   followed  by  the   (i.e.   the  fund  cannot   reasonably
Funds and are in conformity with expect to receive the amount at which accounting principles generally it values the security within seven accepted in the United States of days). Pamlico is designed as an
America  in  the  investment   company   overnight  sweep  instrument  for  the
industry.                                fund and as such,  investments in this
                                         security are available on demand.
Investment Valuation
The Fund's  investments  in securities   Dividend Distributions
are carried at value. Securities The Fund may declare and distribute listed on an exchange or quoted on a dividends from net investment income
national  market  system are valued at   (if any) annually.  Distributions from
the last  sales  price as of 4:00 p.m.   capital  gains (if any) are  generally
Eastern Time. Other securities  traded   declared and distributed annually.
in  the  over-the-counter  market  and
listed  securities  for  which no sale   Estimates
was reported on that date are valued The preparation of financial at the most recent bid price. statements in conformity with Securities and assets for which accounting principles generally representative market quotations are accepted in the United States of not readily available (e.g., if the America requires management to make exchange on which the portfolio estimates and assumptions that affect security is principally traded closes the amount of assets, liabilities, early or if trading of the particular expenses and revenues reported in the portfolio security is halted during financial statements. Actual results
the day and does not  resume  prior to   could differ from those estimates.
the    Fund's    net    asset    value
calculation)   or  which   cannot   be   Federal Income Taxes
accurately valued using the Fund's No provision for income taxes is normal pricing procedures are valued included in the accompanying financial at fair value as determined in good statements, as the Fund intends to faith under policies approved by the distribute to shareholders all taxable Trustees. A portfolio security's "fair investment income and realized gains value" price may differ from the price and otherwise comply with Subchapter M next available for that portfolio of the Internal Revenue Code
security   using  the  Fund's   normal   applicable  to  regulated   investment
pricing     procedures.     Investment   companies.
companies  are  valued  at  net  asset
value.  Instruments with maturities of
60  days  or  less   are   valued   at
amortized  cost,  which   approximates
market value.

Investment Transactions and Investment
Income
Investment  transactions are accounted
for as of the date  purchased  or sold
(trade  date).   Dividend   income  is                               (Continued)

The Chesapeake Aggressive Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

Indemnifications                         2.   Agreements
Under   the   Fund's    organizational
documents,  its  officers and Trustees   Advisor
are indemnified against certain The Fund pays a monthly advisory fee liabilities arising out of the to Gardner Lewis Asset Management,
performance  of  their  duties  to the   (the "Advisor")  based upon the annual
Fund.  In  addition,   in  the  normal   rate of  1.25% of the  Fund's  average
course of  business,  the Fund  enters   daily net assets.
into  contracts with their vendors and
others   that   provide   for  general   Administrator
indemnifications. The Fund's maximum The Fund pays a monthly administration exposure under these arrangements is fee to The Nottingham Company ("the unknown as this would involve future Administrator) based upon the average claims that may be made against the daily net assets of the Fund and
Fund.  The  Fund  expects  the risk of   calculated  at  the  annual  rates  as
loss to be remote.                       shown in the schedule  provided  below
                                         which  is  subject  to  a  minimum  of
Proxy Voting Policies and Voting         $2,000  per month.  The  Administrator
Record                                   also receives a fee to procure and pay
A copy of the Trust's Proxy Voting and the custodian for the funds, Disclosure Policy and the Advisor's additional compensation for fund Proxy Voting and Disclosure Policy are accounting and recordkeeping services included as Appendix B to the Fund's and additional compensation for Statement of Additional Information certain costs involved with the daily and is available, without charge, upon valuation of securities and as request, by calling 1-800-773-3863. reimbursement for out-of-pocket After June 30, 2004, information expenses (which are immaterial in
regarding  how the Fund voted  proxies   amount).   A  breakdown  of  these  is
relating   to   portfolio   securities   provided in the schedule below.
during the most recent 12-month period
ended  June 30 will be  available  (1)   Compliance Services
without  charge,   upon  request,   by   The  Nottingham  Compliance  Services,
calling  the Fund at the number  above   LLC, a fully  owned  affiliate  of The
and  (2)  on  the  SEC's   website  at   Nottingham Company,  provides services
http://www.sec.gov.                      which   assists  the   Trust's   Chief
                                         Compliance  Officer in monitoring  and
Quarterly Portfolio Holdings             testing the policies and procedures of
The Fund files its  complete  schedule   the   Trust   in   conjunction    with
of portfolio holdings with the SEC for requirements under Rule 38a-1 of the the first and third quarters of each Securities and Exchange Commission. It fiscal year on Form N-Q. The Fund's receives compensation for this service
Forms N-Q are  available  on the SEC's   at an annual rate of $7,750.
website at http://www.sec.gov. You may
review  and make  copies  at the SEC's   Transfer Agent
Public Reference Room in Washington, North Carolina Shareholder Services, D.C. You may also obtain copies after LLC ("Transfer Agent") serves as paying a duplicating fee by writing transfer, dividend paying, and the SEC's Public Reference Section, shareholder servicing agent for the Washington, D.C. 20549-0102, by Fund. It receives compensation for its
electronic          request         to   services   based   upon   a  $15   per
publicinfo@sec.gov,  or is  available,   shareholder  per  year,  subject  to a
without  charge,   upon  request,   by   minimum fee of $1,500 per month.
calling  the  fund at  1-800-773-3863.
Information  on the  operation  of the
Public  Reference Room may be obtained
by calling the SEC at 202-942-8090.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Fund Accounting
        Administration Fees                      Custody Fees                                  Asset Based Fees
                                                                             Fund                                        Blue Sky
    Average Net         Annual         Average Net         Annual        Accounting        Average Net    Annual      Administration
      Assets             Rate             Assets            Rate        Fees (monthly)       Assets        Rate       Fees (annual)
--------------------- ----------- --------------------- ------------ ------------------ --------------  ---------  -----------------
Annual Fee             $50,000      First $100 million      0.02%         $2,250            All Assets    0.01%      $150 per state
First $25 million         0.20%      Over $100 million     0.009%
Next $25 million          0.15%
Over $50 million         0.075%
------------------------------------------------------------------------------------------------------------------------------------



                                                                    (Continued)

The Chesapeake Aggressive Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

Distributor                              There  were no  purchases  or sales of
Capital Investment Group, Inc. (the long-term U.S. Government Obligations "Distributor") serves as the Fund's during the period ended April 30,
principal underwriter and distributor.   2005.
The Distributor receives sales charges
imposed  on  purchases  of shares  and   4.   Federal Income Tax
re-allocates a portion of such charges
to dealers through whom the sale was The tax components of capital shown in made, if any. For the period ended the table below represent: (1)
April  30,   2005,   the   Distributor   distribution   requirements  the  Fund
retained $9 in sales charges.            must  satisfy  under  the  income  tax
                                         regulations,  (2) losses or deductions
Certain Trustees and officers of the the Fund may be able to offset against Trust are also officers of the income and gains realized in future
Advisor,   the   Distributor   or  the   years, and (3) unrealized appreciation
Administrator.                           or  depreciation  of  investments  for
                                         federal  income  tax  purposes  as  of
3.   Purchases and Sales of Investment   October 31,2004.
     Securities
For the period  ended April 30,  2005,   Accumulated capital losses noted below
the aggregate cost of purchases and represent net capital loss carryovers proceeds from sales of investment as of October 31, 2004 that may be
securities    (excluding    short-term   available  to offset  future  realized
securities were as follows:              capital   gains  and  thereby   reduce
                                         future taxable gain distributions.

--------------------------------- -----------------------------
                                     Proceeds from Sales of
     Purchases of Securities                Securities
---------------------------------- ----------------------------
          $14,323,271                      $31,941,897
---------------------------------- ----------------------------


------------------------- -------------------------- ---------------------------- ----------------------- --------------------------
 Undistributed Ordinary    Undistributed Long-Term    Accumulated Capital Losses    Other Book to Tax       Net Tax Appreciation/
         Income                     Gains                                                Differences           (Depreciation)
------------------------- -------------------------- ---------------------------- ----------------------- --------------------------
          $0                          $0                     $423,407                      $0                    $4,335,575
------------------------- -------------------------- ---------------------------- ----------------------- --------------------------
Capital loss carry-forwards subject to annual limitations.


Accumulated capital losses noted below thereby reduce future taxable gains represent net capital loss distributions. The table below shows
carry-forwards,   as  of  October  31,   the    expiration    dates    of   the
2004,  that may be available to offset   carryovers.
future  realized   capital  gains  and

------------------------------------------------------------------------------------------------------------------------------------
Capital Loss Carry-forward Expiration Schedule
For the year ended October 31, 2004
     October 31, 2006            October 31, 2007           October 31, 2008         October 31, 2009          October 31, 2010
-------------------------- -------------------------- -------------------------- ------------------------ --------------------------
           $0                          $0                         $0                        $0                   $423,407
------------------------------------------------------------------------------------------------------------------------------------
 Capital loss carry-forwards subject to annual limitations.

The aggregate cost of investments and 2005 are noted in the table provided the composition of unrealized below. The primary difference between appreciation and depreciation of book and tax appreciation or investment securities for federal depreciation of investments is wash
income  tax  purposes  as of April 30,   sale loss deferrals.


---------------------------------------- -------------------------------------------------- ----------------------------------------
                                                     Aggregate Gross Unrealized                    Aggregate Gross Unrealized
           Federal Tax Cost                                 Appreciation                                 Depreciation
---------------------------------------- -------------------------------------------------- ----------------------------------------
              $20,245,470                                   $2,829,680                                   ($3,617,950)
---------------------------------------- -------------------------------------------------- ----------------------------------------



                                                                    (Continued)

The Chesapeake Aggressive Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

The    amount   of    dividends    and   treatments   for  items  such  as  net
distributions from net investment short-term gains, deferral of wash income and net realized capital gains sale losses, net investment losses and are determined in accordance with capital loss carry-forwards. Permanent federal income tax regulations which differences such as tax returns of may differ from generally accepted capital and net investment losses, if accounting principles. These any, would be reclassified against
differences   are  due  to   differing   capital.


5.   Capital Share Transactions

----------------------------------------------------------------------------------------------------------
For the period and fiscal year ended:                             April 30,             October 31,
                                                                    2005                    2004
--------------------------------------------------------- ------------------------ -----------------------
Transactions in Fund Shares
        Shares sold                                                  9,032                  73,813
        Reinvested distributions                                         0                       0
        Shares repurchased                                      (1,522,496)             (1,739,904)
Net (Decrease)/Increase in Capital Share Transactions           (1,513,464)              1,666,091
Shares Outstanding, Beginning of Period                          3,401,249               5,067,340
Shares Outstanding, End of Period                                1,887,785               3,401,249
--------------------------------------------------------- ------------------------ -----------------------



6.   Expense Reductions

The  advisor  has  transacted  certain
portfolio trades with brokers who paid
a portion of the Fund's expenses.  For
the period ended April 30,  2005,  the
Fund's   expenses   were   reduced  by
$13,296 under these agreements.

                   (This page was intentionally left blank.)

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust



                               Semi-Annual Report
                                   (Unaudited)



                       FOR THE PERIOD ENDED APRIL 30, 2005



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

-------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, internal change risk, medium capitalization companies risk, investment advisor risk, overweighting in certain market sectors risk, portfolio turnover risk and short-term investment risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance data reflects the maximum sales load and/or fee charges applicable. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


                                                    Beginning                       Ending
                                                   Account Value                  Account Value               Expenses Paid
                                                 November 1, 2004                April 30, 2005               During Period*
------------------------------------------ ----------------------------- ---------------------------- ------------------------------
 Institutional Shares
    Actual                                         $ 1,000.00                      $ 1,037.80                   $     9.55
    Hypothetical (5% annual return before            1,000.00                        1,015.42                         9.44
    expenses)
------------------------------------------ ----------------------------- ---------------------------- ------------------------------
 Class A Investor Shares
    Actual                                         $ 1,000.00                      $ 1,037.00                   $    10.81
    Hypothetical (5% annual return before            1,000.00                        1,014.18                        10.69
    expenses)
------------------------------------------ ----------------------------- ---------------------------- ------------------------------

*Expenses are equal to the Fund's annualized expense ratio (1.89% and 2.14% for the Institutional Shares and Class A Investor Shares, respectively) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                          Shares     Market Value                                           Shares     Market Value
                                                       (Note 1)                                                          (Note 1)
-----------------------------------------------------------------  ----------------------------------------------------------------

COMMON STOCKS - 96.40%                                               Machinery - Diversified - 1.40%
                                                                         Briggs & Stratton Corp.             9,700     $    313,989
                                                                                                                       ------------
Aerospace/Defense - 0.55%
     Rockwell Collins Inc.                 2,700     $    123,876    Media - 1.43%
                                                     ------------        Grupo Televisa S.A. - ADR           5,700          320,226
                                                                                                                       ------------
Apparel - 3.14%
     Jones Apparel Group, Inc.            11,000          334,950    Medical Supplies - 12.83%
     Nike, Inc.                            4,800          368,688     *  Boston Scientific Corporation      22,400          662,593
                                                     ------------     *  INAMED Corporation                  7,500          456,300
                                                          703,638     *  St. Jude Medical, Inc.             18,400          718,152
                                                     ------------     *  Tenet Healthcare Corporation       30,500          365,085
Auto Parts & Equipment - 1.95%                                        *  Zimmer Holdings, Inc.               8,300          675,786
     Autoliv, Inc.                         9,900          438,075                                                      ------------
                                                     ------------                                                         2,877,916
                                                                                                                       ------------
     Commerce Bancorp, Inc.               15,800          442,242    Office Furnishings - 2.26%
     TCF Financial                        16,500          417,285        Herman Miller, Inc.                17,700          506,220
                                                     ------------                                                      ------------
                                                          859,527
                                                     ------------
Commercial Services - 3.78%                                          Oil & Gas Services - 0.74%
 *   Apollo Group, Inc.                    6,000          432,720        BJ Services Company                 3,400          165,750
                                                                                                                         ----------
     Cendant Corporation                  20,900          416,119
                                                     ------------
                                                          848,839    Packaging & Containers - 1.90%
                                                     ------------
Computers - 1.92%                                                     *  Crown Holdings Inc.                28,300          425,915
                                                                                                                       ------------
 *   Seagate Technology                   24,500          430,710
                                                     ------------
                                                                     Pharmaceuticals - 4.87%
Diversified Financial Services - 8.21%                                *  Caremark Rx, Inc.                  15,500          620,775
     American Cap. Strategies Ltd.        14,800          473,304        Teva Pharmaceutical
 *   AmeriCredit Corporation              20,500          479,700           Industries Ltd. - ADR           15,070          470,787
     Capital One Financial Corp.           7,400          524,586                                                      ------------
     T. Rowe Price Group Inc.              6,600          364,122                                                         1,091,562
                                                     ------------                                                      ------------
                                                        1,841,712    Retail - 5.50%
                                                     ------------        Circuit City Stores, Inc.          22,900          361,820
Electric - 2.23%                                                         Foot Locker, Inc.                  13,600          362,576
 *   Reliant Energy Inc.                  49,100          499,347        Nu Skin Enterprises, Inc.          23,100          508,200
                                                     ------------                                                      ------------
                                                                                                                          1,232,596
                                                                                                                       ------------
Insurance - 2.27%                                                    Semiconductors - 7.86%
     CIGNA Corporation                     5,545          510,029     *  Applied Materials, Inc.            21,100          313,757
                                                     ------------     *  MEMC Electronic Materials          27,300          320,229
Internet - 5.47%                                                         Microchip Technology, Inc.         25,200          717,696
 *   CheckFree Corporation                 8,200          300,776     *  Micron Technology, Inc.            25,900          251,489
 *   Google Inc.                           2,500          550,000     *  Teradyne, Inc.                     14,400          158,688
 *   WebMD Corporation                    39,600          376,200                                                      ------------
                                                     ------------                                                         1,761,859
                                                        1,226,976                                                      ------------
                                                     ------------    Software - 6.55%
Lodging - 2.64%                                                       *  Activision, Inc.                   44,133          638,163
     Hilton Hotels Corporation            27,100          591,593     *  Mercury Interactive Corp.          10,500          433,965
                                                     ------------     *  Veritas Software Corp.             19,300          397,387
                                                                                                                        -----------
                                                                                                                          1,469,515
                                                                                                                        -----------

                                                                                                                        (Continued)

THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                          Shares     Market Value
                                                       (Note 1)
-------------------------------------------------------------------- ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          Summary of Investments by Industry
                                                                                                           % of Net
Telecommunications - Equipment - 12.68%                              Industry                               Assets          Value
                                                                     ---------------------------------------------------------------
 *   Comverse Technology, Inc.            24,800     $    565,192    Aerospace/Defense                        0.55%    $    123,876
 *   Corning, Inc.                        29,300          402,875    Apparel                                  3.14%         703,638
 *   Juniper Networks, Inc.               21,800          492,462    Auto Parts & Equipment                   1.95%         438,075
     Motorola, Inc.                       39,100          599,794    Banks                                    3.83%         859,527
 *   Polycom, Inc.                        25,100          383,026    Commercial Services                      3.78%         848,839
     QUALCOMM, Inc.                       11,500          401,235    Computers                                1.92%         430,710
                                                     ------------    Diversified Financial Services           8.21%       1,841,712
                                                        2,844,584    Electric                                 2.23%         499,347
                                                     ------------    Insurance                                2.27%         510,029
Transportation - 2.39%                                               Internet                                 5.47%       1,226,976
 *   Swift Transportation                 25,100          535,383    Logding                                  2.64%         591,593
                                                     ------------    Machinery - Diversified                  1.40%         313,989
                                                                     Media                                    1.43%         320,226
Total Common Stock (Cost $18,400,941)                  21,619,837    Medical Supplies                        12.83%       2,877,916
                                                     ------------    Office Furnishings                       2.26%         506,220
                                                                     Oil & Gas Services                       0.74%         165,750
PRIVATE INVESTMENT COMPANY - 1.85%                                   Packaging & Containers                   1.90%         425,915
                                                                     Pharmaceuticals                          4.87%       1,091,562
 (beta)   Pamlico Enhanced Cash Trust                                Private Investment Company               1.85%         415,955
        (Cost $415,955)                  415,955          415,955    Retail                                   5.50%       1,232,596
                                                     ------------    Semiconductors                           7.86%       1,761,859
                                                                     Software                                 6.55%       1,469,515
                                                                     Telecommunications - Equipment          12.68%       2,844,584
Total Investments (Cost $18,816,896) - 98.25%        $ 22,035,792    Transportation                           2.39%         535,383
Other Assets less Liabilities - 1.75%                     392,148    --------------------------------------------------------------
                                                     ------------    Total                                   98.25%    $ 22,035,792
Net Assets - 100.00%                                 $ 22,427,940
                                                     ============


*     Non-income producing investment.
(beta)Restricted security - A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees. The Fund currently holds 415,955 shares of Pamlico Enhanced Cash Trust at a cost of $415,955. The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees. The total fair value of this security at April 30, 2005 is $415,955, which represents 1.85% of net assets.


The following acronyms and abbreviations are used in this portfolio:

ADR - American Depositary Receipt


See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statement of Assets and Liabilities
(Unaudited)

As of April 30, 2005

------------------------------------------------------------------------------------
Assets:
      Investments, at value (cost $18,816,896)                         $ 22,035,792
      Receivables:
           Investments sold                                                 422,949
           Income                                                               632
      Prepaid expenses                                                        9,434

      Total assets                                                       22,468,807

Liabilities:
      Accrued expenses                                                       22,431
      Disbursement in excess of cash on demand deposit                          184
      Other liability                                                        18,252

      Total liabilities                                                      40,867

Net Assets                                                             $  2,427,940

Net Assets Consist of:
      Capital (par value and paid in surplus)                          $ 90,493,455
      Accumulated net investment loss                                      (169,429)
      Accumulated net realized loss on investments                      (71,114,982)
      Net unrealized appreciation on investments                          3,218,896

      Total Net Assets                                                 $ 22,427,940

Institutional Shares Outstanding, no par value                            1,600,011
      (unlimited authorized shares)
      Net Assets - Institutional Shares                                $ 17,130,710
      Net Asset Value, Offering Price and Redemption Price Per Share   $      10.71


Class A Investor Shares Outstanding, no par value                           525,223
      (unlimited authorized shares)
      Net Assets - Class A Investor Shares                             $  5,297,230
      Net Asset Value, Offering Price and Redemption Price Per Share   $      10.09

      Maximum Offering Price Per Share (100 / 97 of $10.09)            $      10.40





See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statement of Operations
(Unaudited)

For the Period ended April 30, 2005

---------------------------------------------------------------------------------------

Investment Income:
      Dividends                                                           $     85,922

      Total Income                                                              85,922

Expenses:
      Advisory fees (note 2)                                                   130,930
      Administration fees (note 2)                                              22,217
      Transfer agent fees (note 2)                                              13,500
      Fund accounting fees (note 2)                                             28,088
      Compliance service fees (note 2)                                           1,332
      Compliance officer fees                                                    2,382
      Custody fees (note 2)                                                      4,367
      Distribution and service fees - Class A Investor Shares (note 3)           7,913
      Legal fees                                                                 7,439
      Audit and tax preparation fees                                            10,909
      Registration and filing administration fees (note 2)                       4,748
      Registration and filing expenses                                           8,927
      Shareholder servicing expenses                                             1,736
      Printing expenses                                                          4,959
      Trustee fees and meeting expenses                                          3,967
      Securities pricing fees                                                    2,181
      Other operating expenses                                                   4,959

      Total Expenses                                                           260,554

      Expense reimbursements (note 7)                                           (5,203)

      Net Expenses                                                             255,351

Net Investment Loss                                                           (169,429)

Net Realized and Unrealized Gain on Investments

      Net realized gain from investment transactions                         3,734,864
      Change in unrealized appreciation on investments                      (2,351,439)

Net Realized and Unrealized Gain on Investments                              1,383,425

Net Increase in Net Assets Resulting from Operations                      $  1,213,996







See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statements of Changes in Net Assets

                                                             April 30,        October 31,
For the period and fiscal year ended                          2005 (a)           2004
-----------------------------------------------------------------------------------------

Operations:
     Net investment loss                                  $  (169,429)      $   (414,268)
     Net realized gain from investment transactions         3,734,864          5,664,457
     Change in unrealized appreciation on investments      (2,351,439)        (4,588,772)

Net Increase in Net Assets Resulting from Operations        1,213,996            661,417

Capital Share Transactions: (note 6)
     Institutional Shares
         Shares sold                                          595,685            516,257
         Shares repurchased                                (5,673,281)        (9,154,307)
     Class A Investor Shares
         Shares sold                                           28,830             62,013
         Shares repurchased                                (1,796,757)        (2,063,851)

Decrease from Capital Share Transactions                   (6,845,523)       (10,639,888)

Net Decrease in Net Assets                                 (5,631,527)        (9,978,471)

Net Assets:
     Beginning of period                                   28,059,467         38,037,938
     End of period                                       $ 22,427,940       $ 28,059,467

Accumulated net investment loss                          $   (169,429)      $          -



(a) Unaudited.







See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Financial Highlights

                                                                                   Institutional Shares
                                                      -----------------------------------------------------------------------------
For a share outstanding during the                    April 30,                         October 31,                    February 28,
                                                                        ------------------------------------------
period or fiscal years ended:                         2005 (a)          2004         2003       2002      2001 (b)          2001
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                $   10.33       $   10.09    $    7.39   $    9.65   $   13.35       $   33.08

Income (Loss) from Investment Operations
      Net investment loss                               (0.08)          (0.14)       (0.10)      (0.09)      (0.06)          (0.15)
      Net realized and unrealized gain (loss) on         0.46            0.38         2.80       (2.16)      (3.64)          (8.38)
      securities

Total from Investment Operations                         0.38            0.24         2.70       (2.25)      (3.70)          (8.53)

Less Distributions:
      Distributions (from net capital gains)             0.00            0.00         0.00       (0.01)       0.00          (11.20)

Net Asset Value, End of Period                      $   10.71       $   10.33    $   10.09   $    7.39   $    9.65       $   13.35

Total return                                             3.78 %          2.28 %      36.54 %    (23.34)%    (27.72)%        (32.25)%

Net Assets, End of Period (in thousands)            $  17,131       $  21,282    $  29,451   $  43,565   $  58,667       $  75,221

Average Net Assets for the Period (in thousands)    $  20,020       $  23,104    $  33,836   $  56,491   $  70,560       $  91,661

Ratios of:
Gross Expenses to Average Net Assets                     1.93 %(c)       1.77 %       1.35 %      1.26 %      1.23 %(c)       1.18 %
Net Expenses to Average Net Assets                       1.89 %(c)       1.70 %       1.25 %      1.20 %      1.20 %(c)       1.17 %
Net Investment Loss to Average Net Assets               (1.24)%(c)      (1.28)%      (0.86)%     (0.97)%     (0.74)%(c)      (0.93)%

Portfolio turnover rate                                 30.58 %         78.37 %      85.67 %    104.17 %     96.61 %        124.81 %


(a)  Unaudited.
(b)  For the period from March 1, 2001 to October 31, 2001 (note 1).
(c)  Annualized.



(Continued)

THE CHESAPEAKE GROWTH FUND

Finacial Highlights

                                                                                 Class A Investor Shares
                                                      -----------------------------------------------------------------------------

For a share outstanding during the                    April 30,                         October 31,                    February 28,
                                                                        ------------------------------------------
period or fiscal years ended:                         2005 (a)          2004         2003       2002      2001 (b)          2001
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                $    9.75       $    9.54    $    7.05   $    9.28   $   12.88       $   32.47

Income (Loss) from Investment Operations
      Net investment loss                               (0.09)          (0.17)       (0.16)      (0.17)      (0.11)          (0.22)
      Net realized and unrealized gain (loss) on         0.43            0.38         2.65       (2.05)      (3.49)          (8.17)
      securities
Total from Investment Operations                         0.34            0.21         2.49       (2.22)      (3.60)          (8.39)

Less Distributions:
      Distributions (from net capital gains)             0.00            0.00         0.00       (0.01)       0.00          (11.20)

Net Asset Value, End of Period                      $   10.09       $    9.75    $    9.54   $    7.05   $    9.28       $   12.88

Total return (d)                                         3.70 %          1.99 %      35.32 %    (23.95)%    (27.89)%        (32.52)%

Net Assets, End of Period (in thousands)            $   5,297       $   6,778    $   8,587   $   8,452   $  15,225       $  25,779

Average Net Assets for the Period (in thousands)    $   6,383       $   7,757    $   8,172   $  12,853   $  21,118       $  34,766

Ratios of:
Gross Expenses to Average Net Assets                     2.18 %(c)       2.02 %       2.25 %      1.93 %      1.72 %(c)       1.53 %
Net Expenses to Average Net Assets                       2.14 %(c)       1.95 %       2.16 %      1.87 %      1.69 %(c)       1.51 %
Net Investment Loss to Average Net Assets               (1.48)%(c)      (1.54)%      (1.77)%     (1.63)%     (1.23)%(c)      (1.28)%

Portfolio turnover rate                                 30.58 %         78.37 %      85.67 %    104.17 %     96.61 %        124.81 %



(a)  Unaudited.
(b)  For the period from March 1, 2001 to October 31, 2001 (note 1).
(c)  Annualized.
(d)  Total return does not reflect payment of a sales charge.


See Notes to Financial Statements.

The Chesapeake Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant   Investment Valuation
     Accounting Policies                 The Fund's  investments  in securities
                                         are   carried  at  value.   Securities
The Chesapeake Growth Fund (the listed on an exchange or quoted on a "Fund") is a series fund. The Fund is national market system are valued at part of The Gardner Lewis Investment the last sales price as of 4:00 p.m. Trust (the "Trust"), which was Eastern Time. Other securities traded organized as a Massachusetts business in the over-the-counter market and trust and is registered under the listed securities for which no sale
Investment  Company  Act of 1940  (the   was  reported  on that date are valued
"1940 Act"), as amended, as an at the most recent bid price. open-ended management investment Securities and assets for which company. The Fund is classified as representative market quotations are
diversified  as  defined  in the  1940   not readily  available  (e.g.,  if the
Act.                                     exchange   on  which   the   portfolio
                                         security is principally  traded closes
The Chesapeake Growth Fund commenced early or if trading of the particular operations on August 12, 1992. The portfolio security is halted during Fund changed its fiscal year-end from the day and does not resume prior to
February 28 to October 31 beginning the Fund's net asset value with the fiscal period ended October calculation) or which cannot be
31, 2001. The investment objective of accurately valued using the Fund's the Fund is to seek capital normal pricing procedures are valued appreciation through investment in at fair value as determined in good equity securities of medium and large faith under policies approved by the capitalization companies, consisting Trustees. A portfolio security's "fair primarily of common and preferred value" price may differ from the price stocks and securities convertible into next available for that portfolio
common stocks.                           security   using  the  Fund's   normal
                                         pricing     procedures.     Investment
Prior to April 26, 2000, the Fund companies are valued at net asset offered five classes of shares - value. Instruments with maturities of Super-Institutional, Institutional, 60 days or less are valued at Class A Investor, Class C Investor, amortized cost, which approximates
and Class D  Investor.  On that  date,   market value.
Class C Investor  and Class D Investor
Shares were  liquidated.  On September   Investment Transactions and Investment
17,  2003,   the   Super-Institutional   Income
Shares were liquidated leaving two Investment transactions are accounted available classes of shares - for as of the date purchased or sold Institutional Class Shares and Class A (trade date). Dividend income is Investor Shares. The Institutional recorded on the ex-dividend date.
Shares are offered to institutional Certain dividends from foreign investors without a sales charge and securities will be recorded as soon as bear no distribution and service fees. the Trust is informed of the dividend
The Class A Investor Shares are if such information is obtained offered with a sales charge and bear subsequent to the ex-dividend date.
distribution fees.                       Interest  income  is  recorded  on the
                                         accrual     basis     and     includes
Each class of shares has equal  rights   amortization    of    discounts    and
as to  assets  of the  Fund,  and  the   premiums.   Gains   and   losses   are
classes are identical except for determined on the identified cost differences in their sales charge basis, which is the same base used for
structures  and  ongoing  distribution   federal income tax purposes.
and  service  fees.  Income,  expenses
(other than  distribution  and service   Expenses
fees, which are only attributable to The Fund bears expenses incurred the Investor Shares), and realized and specifically on its behalf as well as unrealized gains or losses on a portion of general expenses, which
investments   are  allocated  to  each   are  allocated  according  to  methods
class  of   shares   based   upon  its   approved annually by the Trustees.
relative net assets. Both classes have
equal voting privileges,  except where   Restricted Security Transactions
otherwise  required by law or when the   Although  Pamlico  Enhanced Cash Trust
Board of Trustees (the "Trustees") ("Pamlico") meets the definition of a determines that the matter to be voted restricted security as defined in Reg. on affects only the interests of the ss.210.6-03 (f) of Regulation S-X of shareholders of a particular class. the Securities and Exchange
                                         Commission,  the Board has  determined
The following accounting policies have that a restricted security, as been consistently followed by the Fund indicated as a fundamental limitation and are in conformity with accounting of the Fund, must also be illiquid
principles  generally  accepted in the   (i.e.   the  fund  cannot   reasonably
United   States  of   America  in  the   expect to receive  the amount at which
investment company industry.             it values the  security  within  seven
                                         days).   Pamlico  is  designed  as  an
                                         overnight  sweep  instrument  for  the
                                         fund and as such,  investments in this
                                         security are available on demand.

                                                                    (Continued)

The Chesapeake Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

Dividend Distributions                   the first and third  quarters  of each
The Fund may declare and distribute fiscal year on Form N-Q. The Fund's dividends from net investment income Forms N-Q are available on the SEC's
(if any) annually. Distributions from website at http://www.sec.gov. You may capital gains (if any) are generally review and make copies at the SEC's declared and distributed annually. The Public Reference Room in Washington, Fund may also make a supplemental D.C. You may also obtain copies after distribution subsequent to the end of paying a duplicating fee by writing
its fiscal year.                         the SEC's  Public  Reference  Section,
                                         Washington,   D.C.  20549-0102  or  by
Estimates                                electronic          request         to
The preparation of financial publicinfo@sec.gov, or is available, statements in conformity with without charge, upon request, by accounting principles generally calling the fund at 1-800-773-3863. accepted in the United States of Information on the operation of the
America  requires  management  to make   Public  Reference Room may be obtained
estimates and assumptions  that affect   by calling the SEC at 202-942-8090.
the  amount  of  assets,  liabilities,
expenses and revenues  reported in the   2.   Agreements
financial  statements.  Actual results
could differ from those estimates.       Advisor
                                         The Fund pays a monthly  advisory  fee
Federal Income Taxes                     to  Gardner  Lewis  Asset  Management,
No provision for income taxes is (the "Advisor") based upon the annual included in the accompanying financial rate of 1.00% of the Fund's average
statements,  as the  Fund  intends  to   daily net assets.
distribute to shareholders all taxable
investment  income and realized  gains   Administrator
and otherwise comply with Subchapter M The Fund pays a monthly administration of the Internal Revenue Code fee to The Nottingham Company (the
applicable  to  regulated   investment   "Administrator")    based   upon   the
companies.                               average   daily  net   assets  of  the
                                         respective  share class and calculated
Indemnifications                         at the  annual  rates  as shown in the
Under the Fund's organizational schedule provided on the following documents, its officers and Trustees page. The Administrator also receives are indemnified against certain a fee to procure and pay the custodian liabilities arising out of the for the funds, additional compensation
performance  of  their  duties  to the   for fund accounting and  recordkeeping
Fund.  In  addition,   in  the  normal   service  and  additional  compensation
course of business, the Fund enters for certain costs involved with the into contracts with their vendors and daily valuation of securities and as others that provide for general reimbursement for out-of-pocket
indemnifications.  The fund's  maximum   expenses   (which  are  immaterial  in
exposure under these  arrangements  is   amount).   A  breakdown  of  these  is
unknown as this would  involve  future   provided on the following page.
claims  that may be made  against  the
Fund.  The  Fund  expects  the risk of   Compliance Services
loss to be remote.                       The  Nottingham  Compliance  Services,
                                         LLC, a fully  owned  affiliate  of the
Proxy   Voting   Policies  and  Voting   Nottingham Company,  provides services
Record                                   which   assists  the   Trust's   Chief
A copy of the Trust's Proxy Voting and Compliance Officer in monitoring and Disclosure Policy and the Advisor's testing the policies and procedures of Proxy Voting and Disclosure Policy are the Trust in conjunction with included as Appendix B to the Fund's requirements under Rule 38a-1 of the Statement of Additional Information Securities and Exchange Commission. It and is available, without charge, upon receives compensation for this service
request,  by  calling  1-800-773-3863.   at an annual rate of $7,750.
After  June  30,   2004,   information
regarding  how the Fund voted  proxies   Transfer Agent
relating to portfolio securities North Carolina Shareholder Services, during the most recent 12-month period LLC ("Transfer Agent") serves as ended June 30 will be available (1) transfer, dividend paying, and
without  charge,   upon  request,   by   shareholder  servicing  agent  for the
calling the Fund at the number above Fund. It receives compensation for its and (2) on the SEC's website at services based upon a $15 per
http://www.sec.gov.                      shareholder  per  year,  subject  to a
                                         minimum fee of $1,500 per month,  plus
Quarterly Portfolio Holdings             $750 per  month  for  each  additional
The Fund files its  complete  schedule   class of shares.
of portfolio holdings with the SEC for

                                                                    (Continued)

The Chesapeake Growth Fund

Notes to Financial Statements (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Fund Accounting
        Administration Fees                      Custody Fees                                  Asset Based Fees
                                                                             Fund                                        Blue Sky
    Average Net         Annual         Average Net         Annual        Accounting        Average Net    Annual      Administration
      Assets             Rate             Assets            Rate        Fees (monthly)       Assets        Rate       Fees (annual)
--------------------- ----------- --------------------- ------------ ------------------ --------------  ---------  -----------------
   Annual Fee          $12,500     First $100 Million      0.02%
   All Assets            0.075%     Over $100 Million     0.009%           $2,250         All Assets      0.01%      $150 per state
--------------------- ----------- --------------------- ------------ ------------------ --------------  ---------  -----------------



Distributor                              the  aggregate  cost of purchases  and
                                         proceeds   from  sales  of  investment
Capital  Investment  Group,  Inc. (the   securities    (excluding    short-term
"Distributor")  serves  as the  Fund's   securities) were as follows:
principal underwriter and distributor.
The  Distributor  receives  any  sales   ------------------------ -------------
charges imposed on purchases of shares                            Proceeds from
and  re-allocates  a  portion  of such                              Sales of
charges  to dealers  through  whom the   Purchases of Securities   Securities
sale was made,  if any. For the period   ------------------------ -------------
ended April 30, 2005, the  Distributor        $7,944,367           $15,713,179
retained no sales charges.               ------------------------ -------------

Certain  Trustees  and officers of the   There  were no  purchases  or sales of
Trust   are  also   officers   of  the   long-term U.S. Government  Obligations
Advisor,   the   Distributor   or  the   during  the  period  ended  April  30,
Administrator.                           2005.

3.   Distribution and Service Fees       5.   Federal Income Tax

The Trustees, including a majority of The tax components of capital shown in the Trustees who are not "interested the table below represent: (1)
persons"  of the Trust as  defined  in   distribution   requirements  the  Fund
the Act, adopted a distribution plan must satisfy under the income tax with respect to the Class A Investor regulations, (2) losses or deductions Shares pursuant to Rule 12b-1 of the the Fund may be able to offset against Act (the "Plan"). Rule 12b-1 regulates income and gains realized in future the manner in which a regulated years, and (3) unrealized appreciation investment company may assume costs of or depreciation of investments for distributing and promoting the sales federal income tax purposes. For the of its shares and servicing of its year ended, October 31, 2004, there shareholder accounts. The Plan were no undistributed ordinary income
provides   that  the  Fund  may  incur   or undistributed long-term gains.
certain  costs,  which may not  exceed
0.25% per annum of the average daily Accumulated capital losses noted below net assets of Class A Investor Shares represent net capital loss carryovers for each year elapsed subsequent to as of October 31, 2004 that may be
adoption  of the Plan,  for payment to   available  to offset  future  realized
the  Distributor  and others for items   capital   gains  and  thereby   reduce
such as advertising expenses,  selling   future taxable gain distributions.
expenses, commissions, travel or other
expenses reasonably intended to result Other book tax differences in the in sales of Class A Investor Shares of current year primarily consist of
the  Fund  or  support   servicing  of   permanent differences.
shareholder    accounts.    The   Fund
incurred  $7,913 in  distribution  and
service   fees  under  the  Plan  with   ----------- ------------- ------------
respect to Class A Investor Shares for   Accumulated  Other Book
the period ended April 30, 2005.          Capital       to Tax       Net Tax
                                           Losses     Differences  Appreciation
4.   Purchases and Sales of Investment   ----------- ------------- ------------
     Securities                          $74,638,400    $142,788    $5,501,677
                                         ----------- ------------- ------------
For the period  ended April 30,  2005,

                                                                    (Continued)

The Chesapeake Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

Accumulated capital losses noted below thereby reduce future taxable gains represent net capital loss distributions. The table below shows
carry-forwards,   as  of  October  31,   the    expiration    dates    of   the
2004,  that may be available to offset   carryovers.
future  realized   capital  gains  and

------------------------------------------------------------------------------------------------------------------------------------
Capital Loss Carry-forward Expiration Schedule
For the year ended October 31, 2004
     October 31, 2006            October 31, 2007           October 31, 2008         October 31, 2009          October 31, 2010
-------------------------- -------------------------- -------------------------- ------------------------ --------------------------
           $0                          $0                         $0                   $49,120,296               $25,518,104
------------------------------------------------------------------------------------------------------------------------------------
 Capital loss carry-forwards subject to annual limitations.

The aggregate cost of investments and 2005 are noted below. The primary the composition of unrealized difference between book and tax appreciation and depreciation of appreciation or depreciation of investment securities for federal investments is wash sale loss
income  tax  purposes  as of April 30,   deferrals.

---------------------------------------- -------------------------------------------------- ----------------------------------------
                                                     Aggregate Gross Unrealized                    Aggregate Gross Unrealized
           Federal Tax Cost                                 Appreciation                                 Depreciation
---------------------------------------- -------------------------------------------------- ----------------------------------------
             $18,816,896                                   $4,198,938                                     $(980,042)
---------------------------------------- -------------------------------------------------- ----------------------------------------

The    amount   of    dividends    and   transactions,  net  investment  losses
distributions from net investment and capital loss carry-forwards. income and net realized capital gains Certain permanent differences such as are determined in accordance with tax returns of capital and net federal income tax regulations which investment losses, if any, would be may differ from generally accepted classified against capital. There were accounting principles. These no dividends or distributions of net differences are due to differing investment income or net realized
treatments   for  items  such  as  net   gains  issued  for  the  period  ended
short-term  gains,  deferral  of  wash   April 30, 2005.
sale    losses,    foreign    currency


6.   Capital Share Transactions

---------------------------------------------- ------------------------------------------ ------------------------------------------
For the period and fiscal year ended                         Institutional Class                      Class A Investor Class
April 30,
                                                         2005                  2004                 2005                  2004
---------------------------------------------- -------------------- --------------------- -------------------- ---------------------
Transactions in Fund Shares
        Shares sold                                     53,090                50,226                2,771                 6,464
        Reinvested distributions                             0                     0                    0                     0
        Shares repurchased                            (512,421)             (908,611)            (172,830)             (210,940)
Net (Decrease) in Capital Share Transactions          (459,331)             (858,385)            (170,059)             (204,476)
Shares Outstanding, Beginning of Period              2,059,342             2,917,727              695,282               899,758
Shares Outstanding, End of Period                    1,600,011             2,059,342              525,223               695,282
---------------------------------------------- -------------------- --------------------- -------------------- ---------------------

7.   Expense Reductions

The  advisor  has  transacted  certain
portfolio trades with brokers who paid
a portion of the Fund's expenses.  For
the period ended April 30,  2005,  the
Fund's expenses were reduced by $5,203
under these agreements.

                   (This page was intentionally left blank.)

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust














            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust



                               Semi-Annual Report
                                   (Unaudited)



                       FOR THE PERIOD ENDED APRIL 30, 2005



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, portfolio turnover risk, short-term investments risk, investment advisor risk, overweighting in certain market sectors risk and market segment risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance data reflects the maximum sales load and/or fee charges applicable. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

Fund Expenses
________________________________________________________________________________
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                    Beginning                       Ending
                                                   Account Value                  Account Value               Expenses Paid
                                                 November 1, 2004                April 30, 2005               During Period*
------------------------------------------ ----------------------------- ---------------------------- ------------------------------
Actual                                              $1,000.00                      $1,024.00                      $6.67
------------------------------------------ ----------------------------- ---------------------------- ------------------------------

Hypothetical (5% return before expenses)            $1,000.00                      $1,018.20                      $6.66
------------------------------------------ ----------------------------- ---------------------------- ------------------------------
* Expenses are equal to the Fund's annualized  expense ratio of 1.33% multiplied by the average  account value over the period,  multiplied by the number of days in the most recent fiscal  half-year  divided by 365 (to reflect the semi-annual period).

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                          Shares     Market Value                                           Shares     Market Value
                                                       (Note 1)                                                          (Note 1)
-----------------------------------------------------------------  ----------------------------------------------------------------

COMMON STOCKS - 98.47%                                               Healthcare - Services - 1.81%
                                                                     *  Tenet Healthcare Corporation       739,600     $  8,853,012
                                                                                                                       ------------
Aerospace/Defense - 0.53%
     Rockwell Collins, Inc.               56,350     $  2,585,338    Insurance - 2.32%
                                                     ------------       Cigna Corporation                  123,400       11,350,332
                                                                                                                       ------------
Agriculture - 2.58%
     Monsanto Company                    214,900       12,597,438    Internet - 2.24%
                                                     ------------    *  Google Inc.                         49,850       10,967,000
                                                                                                                       ------------
Apparel - 3.04%
     Jones Apparel Group, Inc.           186,600        5,681,970    Lodging - 4.83%
     Nike, Inc.                          119,600        9,186,476       Hilton Hotels Corporation          570,900       12,462,747
                                                     ------------       Starwood Hotels & Resorts
                                                       14,868,446          Worldwide, Inc.                 205,100       11,145,134
                                                     ------------                                                      ------------
Banks - 2.02%                                                                                                            23,607,881
     Commerce Bancorp, Inc.              352,600        9,869,274                                                      ------------
                                                     ------------
                                                                     Miscellaneous - Manufacturing - 8.76%
Broadcast - Cable - 5.44%                                               3M Co.                             126,790        9,695,631
*    Comcast  Corporation                461,641       14,647,869       General Electric Company           283,800       10,273,560
*    Time Warner, Inc.                   710,800       11,948,548       Parker Hannifin Corporation        147,100        8,817,174
                                                     ------------       Tyco International Ltd.            449,440       14,071,966
                                                       26,596,417                                                      ------------
                                                     ------------                                                        42,858,331
Commercial Services - 4.27%                                                                                            ------------
*    Apollo Group, Inc.                  131,600        9,490,992
     Cendant Corporation                 572,400       11,396,484    Oil & Gas - Equipment & Services - 5.57%
                                                     ------------       Exxon Mobil Corporation            260,850       14,876,276
                                                       20,887,476    *  Transocean Inc.                    182,000        8,439,340
                                                     ------------       BJ Services Company                 80,325        3,915,844
                                                                                                                       ------------
Computers - 2.22%                                                                                                        27,231,460
*    EMC Corporation                     826,600       10,844,992                                                      ------------
                                                     ------------
                                                                     Pharmaceuticals - 10.41%
Cosmetics/Personal Care - 2.04%                                      *  Caremark Rx, Inc.                  350,400       14,033,520
     Procter & Gamble Company            183,750        9,950,062    u  GlaxoSmithKline plc                202,900       10,256,595
                                                     ------------       Pfizer, Inc.                       381,300       10,359,921
                                                                     u  Roche Holding AG                    40,600        2,446,150
Diversified Financial Services - 10.15%                              u  Teva Pharmaceuticals
     American Express Company            189,700        9,997,190          Industries Ltd.                  41,720       13,799,333
     Capital One Financial                                                                                             ------------
        Corporation                      196,100       13,901,529                                                        50,895,519
     Citigroup Inc.                      158,900        7,461,944                                                      ------------
     Goldman Sachs Group, Inc.            95,300       10,177,087    Retail - 2.06%
     T. Rowe Price Group Inc.            146,497        8,082,239       Target Corporation                 216,500       10,047,765
                                                     ------------                                                      ------------
                                                       49,619,989
                                                     ------------    Semiconductors - 6.30%
Food - 1.64%                                                         *  Applied Materials, Inc.            703,400       10,459,558
     The Hershey Company                 125,845        8,041,496       Microchip Technology, Inc          305,400        8,697,792
                                                     ------------    *  Micron Technology, Inc.            647,200        6,284,312
                                                                     *  Teradyne, Inc.                     488,400        5,382,168
Healthcare - Products - 4.59%                                                                                          ------------
*    Boston Scientific Corporation       312,800        9,252,624                                                        30,823,830
*    St. Jude Medical, Inc.              337,530       13,173,796                                                      ------------
                                                     ------------
                                                       22,426,420
                                                     ------------

                                                                                                                        (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of April 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                          Shares     Market Value
                                                       (Note 1)
-------------------------------------------------------------------- ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          The following  acronyms  and  abbreviations are used  in  this portfolio:
Software - 7.16%
     Adobe Systems, Inc.                 189,000     $ 11,239,830    ADR - American Depositary Receipt
*    Electronic Arts Inc.                 92,700        4,949,253    AG - Aktiengesellschaft (German)
*    Mercury Interactive                                             Ltd. - Limited (Various)
        Corporation                      243,000       10,043,190    PLC - Public Limited Company (British)
*    Veritas Software Corporation        425,115        8,753,118
                                                     ------------
                                                       34,985,391
                                                     ------------
Telecommunications - 8.49%
*    Corning Inc.                        653,400        8,984,250    Summary of Investments by Industry
*    Juniper Networks, Inc.              470,960       10,638,986                                            % of Net
     Motorola, Inc.                      839,340       12,875,476    Industry                                  Assets       Value
     Qualcomm, Inc.                      258,900        9,033,021    ---------------------------------------------------------------
                                                     ------------    Aerospace / Defense                      0.53%    $  2,585,338
                                                       41,531,733    Agriculture                              2.58%      12,597,438
                                                     ------------    Apparel                                  3.04%      14,868,446
                                                                     Banks                                    2.02%       9,869,274
Total Common Stocks (Cost $482,057,560)               481,439,602    Broadcast - Cable                        5.44%      26,596,417
                                                     ------------    Commercial Services                      4.27%      20,887,476
                                                                     Computers                                2.22%      10,844,992
PRIVATE INVESTMENT COMPANY - 0.19%                                   Cosmetics / Personal Care                2.04%       9,950,062
 (beta)Pamlico Enhanced Cash Trust                                   Diversified Financial Services          10.15%      49,619,989
     (Cost $946,737)                     946,737          946,737    Food                                     1.64%       8,041,496
                                                     ------------    Healthcare - Products                    4.59%      22,426,420
                                                                     Healthcare - Services                    1.81%       8,853,012
                                                                     Insurance                                2.32%      11,350,332
 Total Investments                                                   Internet                                 2.24%      10,967,000
      (Cost $483,004,297) - 98.66%                   $482,386,339    Lodging                                  4.83%      23,607,881
 Other Assets less Liabilities - 1.34%                  6,533,664    Miscellaneous - Manufacturing            8.76%      42,858,331
                                                     ------------    Oil & Gas -Equipment & Services          5.57%      27,231,460
                                                                     Pharmaceuticals                         10.41%      50,895,519
                                                                     Private Investment Company               0.19%         946,737
 Net Assets - 100.00%                                $488,920,003    Retail                                   2.06%      10,047,765
                                                     ============    Semiconductors                           6.30%      30,823,830
                                                                     Software                                 7.16%      34,985,391
                                                                     Telecommunications                       8.49%      41,531,733
 *  Non-income  producing   investment.                              ---------------------------------------------------------------
                                                                     Total                                   98.66%    $482,386,339
 (beta)   Restricted   security   -   A
 restricted  security  cannot be resold
 to the general  public  without  prior
 registration  under the  Securties Act
 of  1933.  Restricted  securities  are
 valued according to the guidelines and
 procedures  adopted  by the  Board  of
 Trustees.  The  Fund  currently  holds
 946,737  shares  of  Pamlico  Enhanced
 Cash Trust at a cost of $946,737.  The
 sale  of  this   investment  has  been
 restricted  and  has  been  valued  in
 accordance with the guidelines adopted
 by the  Board of  Trustees.  The total
 fair value of this  security  at April
 30, 2005 is $946,737, which represents
 0.19% of net assets.

 u    ADR's.





 See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statement of Assets and Liabilities
(Unaudited)

As of April 30, 2005

------------------------------------------------------------------------------------

Assets:
      Investments, at value (cost $483,004,297)                        $482,386,339
      Cash                                                                    4,539
      Receivables:
           Investments sold                                               9,254,967
           Fund shares sold                                               1,598,614
           Income                                                           165,600
      Prepaid expenses                                                       32,195

      Total assets                                                      493,442,254

Liabilities:
      Payables:
           Investments purchased                                          3,984,187
           Fund shares repurchased                                          463,612
      Accrued expenses                                                       73,971
      Other liability                                                           481

      Total liabilities                                                   4,522,251

Net Assets                                                             $488,920,003

Net Assets Consist of:
      Capital (par value and paid in surplus)                          $481,045,891
      Accumulated net investment loss                                      (563,675)
      Undistributed net realized gain on investments                      9,055,745
      Net unrealized depreciation on investments                           (617,958)

      Total Net Assets                                                 $488,920,003
      Shares Outstanding, no par value (unlimited authorized shares)     30,984,843
      Net Asset Value, Offering Price and Redemption Price Per Share   $      15.78






See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statement of Operations
(Unaudited)

For the period ended April 30, 2005
--------------------------------------------------------------------------------
Investment Income:
      Dividends                                                    $  2,186,365

      Total Income                                                    2,186,365

Expenses:
      Advisory fees (note 2)                                          2,055,810
      Administration fees (note 2)                                      154,186
      Transfer agent fees (note 2)                                       13,911
      Fund accounting fees (note 2)                                      33,947
      Compliance service fees (note 2)                                    3,395
      Compliance officer fees                                            10,790
      Custody fees (note 2)                                              28,916
      Distribution and service fees (note 3)                            513,952
      Other accounting fees (note 2)                                      6,199
      Registration and filing administration fees                         4,006
      Legal fees                                                          7,809
      Audit and tax preparation fees                                     11,531
      Registration and filing expenses                                   12,645
      Shareholder servicing expenses                                     13,885
      Printing expenses                                                  26,283
      Trustee fees and meeting expenses                                   3,967
      Securities pricing fees                                             1,984
      Schwab Administrative Fees (note 8)                               61,377
      Other operating expenses                                           11,405

      Total Expenses                                                  2,975,998

      Expense reimbursements (note 7)                                  (116,494)
      Advisory fees waived (note 2)                                      (6,674)
      Distribution and service fees waived (note 3)                    (102,790)

      Net Expenses                                                    2,750,040

Net Investment Loss                                                    (563,675)

Net Realized and Unrealized Loss on Investments

      Net realized gain from investment transactions                 10,265,618
      Change in unrealized appreciation on investments              (11,083,512)

Net Realized and Unrealized Loss on Investments                        (817,894)

Net Decrease in Net Assets Resulting from Operations                $(1,381,569)



See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statements of Changes in Net Assets

                                                             April 30,        October 31,
For the period and fiscal year ended                          2005 (a)           2004
-----------------------------------------------------------------------------------------

Operations:
     Net investment loss                                   $  (563,675)      $(1,073,163)
     Net realized gain from investment transactions         10,265,618         4,003,592
     Change in unrealized appreciation on investments      (11,083,512)           32,550

Net (Decrease) Increase in Net Assets Resulting from        (1,381,569)        2,962,979
  Operations

Capital Share Transactions: (note 6)
     Shares sold                                           245,696,248       262,572,029
     Shares repurchased                                    (49,376,266)      (41,611,578)

Increase from Capital Share Transactions                   196,319,982       220,960,451

Net Increase in Net Assets                                 194,938,413       223,923,430

Net Assets:
     Beginning of period                                   293,981,590        70,058,160
     End of period                                        $488,920,003      $293,981,590

Accumulated net investment loss                           $   (563,675)     $          0



(a) Unaudited.




See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Financial Highlights

For a share outstanding during the                    April 30,                         October 31,                    February 28,
                                                                        ------------------------------------------
period or fiscal years ended:                         2005 (a)          2004         2003       2002      2001 (b)          2001
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $   15.41       $   14.78    $   10.88   $   12.31   $   15.13       $   19.42

Income (Loss) from Investment Operations
      Net investment loss                               (0.02)          (0.06)       (0.05)      (0.07)      (0.02)          (0.08)
      Net realized and unrealized gain (loss) on         0.39            0.69         3.95       (1.35)      (2.80)          (2.10)
         securities

Total from Investment Operations                         0.37            0.63         3.90       (1.42)      (2.82)          (2.18)

Less Distributions:
      Distributions (from capital gains)                 0.00            0.00         0.00       (0.01)       0.00           (2.11)

Total Distributions                                      0.00            0.00         0.00       (0.01)       0.00           (2.11)

Net Asset Value, End of Period                      $   15.78       $   15.41    $   14.78   $   10.88   $   12.31       $   15.13

Total return                                             2.40 %          4.26 %      35.72 %    (11.47)%    (18.69)%        (12.37)%

Net Assets, End of Period (in thousands)            $ 488,920       $ 293,982    $  70,058   $  23,952   $  23,835       $  15,716

Average Net Assets for the Period (in thousands)    $ 414,569       $ 192,739    $  35,239   $  26,998   $  22,212       $  15,586

Ratios of:
Gross Expenses to Average Net Assets                     1.45 %(c)       1.49 %       1.76 %      1.73 %      1.72 %(c)       1.80 %
Net Expenses to Average Net Assets                       1.33 %(c)       1.33 %       1.31 %      1.23 %      1.17 %(c)       1.25 %
Net Investment Loss to Average Net Assets               (0.28)%(c)      (0.56)%      (0.61)%     (0.59)%     (0.31)%(c)      (0.50)%

Portfolio turnover rate                                 42.60 %         59.54 %      71.04 %    110.65 %    105.88 %        136.22 %



(a) Unaudited.
(b) For the period from March 1, 2001 to October 31, 2001 (note 1).
(c) Annualized.

See Notes to Financial Statements

The Chesapeake Core Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant   Investment Transactions and Investment
     Accounting Policies                 Income
                                         Investment  transactions are accounted
The Chesapeake Core Growth Fund (the for as of the date purchased or sold "Fund") is a series fund. The Fund is (trade date). Dividend income is part of The Gardner Lewis Investment recorded on the ex-dividend date. Trust (the "Trust"), which was Certain dividends from foreign organized as a Massachusetts business securities will be recorded as soon as trust and is registered under the the Trust is informed of the dividend
Investment  Company  Act of 1940  (the   if  such   information   is   obtained
"1940 Act"), as amended, as an subsequent to the ex-dividend date. open-ended management investment Interest income is recorded on the
company.  The  Fund is  classified  as   accrual     basis     and     includes
diversified  as  defined  in the  1940   amortization    of    discounts    and
Act.                                     premiums.   Gains   and   losses   are
                                         determined  on  the  identified   cost
The   Chesapeake   Core   Growth  Fund   basis,  which is the same  basis  used
commenced  operations on September 29,   for federal income tax purposes.
1997.  The  Fund  changed  its  fiscal
year-end  from  February 28 to October   Expenses
31 beginning with the fiscal period The Fund bears expenses incurred ended October 31, 2001. The investment specifically on its behalf as well as objective of the Fund is to seek a portion of general expenses, which capital appreciation by investing are allocated according to methods
primarily in equity  securities of the   approved annually by the Trustees.
largest  1,000   companies   based  on
market  capitalization,  domiciled  in   Restricted Security Transactions
the United States.                       Although  Pamlico  Enhanced Cash Trust
                                         ("Pamlico")  meets the definition of a
The following accounting policies have restricted security as defined in Reg. been consistently followed by the ss.210.6-03 (f) of Regulation S-X of
Funds and are in conformity with the Securities and Exchange accounting principles generally Commission, the Board has determined accepted in the United States of that a restricted security, as America in the investment company indicated as a fundamental limitation
industry.                                of the  Fund,  must  also be  illiquid
                                         (i.e.   the  fund  cannot   reasonably
Investment Valuation                     expect to receive  the amount at which
The Fund's investments in securities it values the security within seven are carried at value. Securities days). Pamlico is designed as an listed on an exchange or quoted on a overnight sweep instrument for the national market system are valued at fund and as such, investments in this
the last  sales  price as of 4:00 p.m.   security are available on demand.
Eastern Time. Other securities  traded
in  the  over-the-counter  market  and   Dividend Distributions
listed securities for which no sale The Fund may declare and distribute was reported on that date are valued dividends from net investment income at the most recent bid price. (if any) annually. Distributions from Securities and assets for which capital gains (if any) are also representative market quotations are generally declared and distributed
not readily  available  (e.g.,  if the   annually.
exchange   on  which   the   portfolio
security is principally  traded closes   Estimates
early or if trading of the particular The preparation of financial portfolio security is halted during statements in conformity with the day and does not resume prior to accounting principles generally the Fund's net asset value accepted in the United States of
calculation)   or  which   cannot   be   America  requires  management  to make
accurately valued using the Funds' estimates and assumptions that affect normal pricing procedures are valued the amount of assets, liabilities, at fair value as determined in good expenses and revenues reported in the faith under policies approved by the financial statements. Actual results
Trustees. A portfolio security's "fair   could differ from those estimates.
value" price may differ from the price
next   available  for  that  portfolio   Federal Income Taxes
security using the Fund's normal No provision for income taxes is pricing procedures. Investment included in the accompanying financial companies are valued at net asset statements, as the Fund intends to value. Instruments with maturities of distribute to shareholders all taxable 60 days or less are valued at investment income and realized gains amortized cost, which approximates and otherwise comply with Subchapter M
market value.                            of   the    Internal    Revenue   Code
                                         applicable  to  regulated   investment
                                         companies.

                                                                    (Continued)

The Chesapeake Core Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

Indemnifications                         may,  at a later date,  reimburse  the
Under the Fund's organizational Advisor the management fees waived or documents, its officers and Trustees limited and other expenses assumed and are indemnified against certain paid by the Advisor pursuant to the
liabilities   arising   out   of   the   Expense  Limitation  Agreement  during
performance  of  their  duties  to the   any of the  previous  three (3) fiscal
Fund.  In  addition,   in  the  normal   years,  provided  that  the  Fund  has
course of business, the Fund enters reached sufficient asset size to into contracts with their vendors and permit such reimbursement to be made others that provide for general without causing the total annual
indemnifications.  The Fund's  maximum   expense  ratio of the  Fund to  exceed
exposure under these arrangements is the percentage limit stated above. unknown as this would involve future Consequently, no reimbursement by the claims that may be made against the Fund will be made unless: (i) the Fund. The Fund expects the risk of Fund's assets exceed $15 million; (ii)
loss to be remote.                       the Fund's total annual expense ratios
                                         less than the percentage limits stated
Proxy   Voting   Policies  and  Voting   above;  and (iii) the  payment of such
Record                                   reimbursement has been approved by the
A copy of the Trust's Proxy Voting and Trustees on a quarterly basis. The Disclosure Policy and the Advisor's expense limitation percentages, as Proxy Voting and Disclosure Policy are well as the Advisor fees waived for included as Appendix B to the Fund's the current period are included in the
Statement  of  Additional  Information   following schedule.
and is available, without charge, upon
request,  by  calling  1-800-773-3863.   ------------ ------------ ------------
After  June  30,   2004,   information     Advisor      Voluntary    Advisor
regarding  how the Fund voted  proxies      Fees         Expense      Fees
relating   to   portfolio   securities                 Limitation    Waived
during the most recent 12-month period                   Ratio
ended  June 30 will be  available  (1)
without  charge,   upon  request,   by      Rate
calling  the Fund at the number  above   ------------ ------------ ------------
and  (2)  on  the  SEC's   website  at     1.00%         1.40%       $6,674
http://www.sec.gov.                      ------------ ------------ ------------

Quarterly Portfolio Holdings             Administrator
The Fund files its complete schedule The Fund pays a monthly administration of portfolio holdings with the SEC for fee to The Nottingham Company ("the the first and third quarters of each Administrator) based upon the average fiscal year on Form N-Q. The Fund's daily net assets of the Fund and
Forms N-Q are available on the SEC's calculated at the annual rates as website at http://www.sec.gov. You may shown in the schedule provided on the review and make copies at the SEC's following page which is subject to a
Public  Reference  Room in Washington,   minimum  of  $2,000  per  month.   The
D.C. You may also obtain  copies after   Administrator  also  receives a fee to
paying a  duplicating  fee by  writing   procure and pay the  custodian for the
the SEC's Public Reference Section, funds, additional compensation for Washington, D.C. 20549-0102 or by fund accounting and recordkeeping
electronic          request         to   services,  additional compensation for
publicinfo@sec.gov,  or  is  available   certain costs  involved with the daily
without  charge,   upon  request,   by   valuation   of   securities   and   as
calling the Fund at 1-800-773-3863. reimbursement for out-of-pocket Information on the operation of the expenses (which are immaterial in
Public  Reference Room may be obtained   amount).   A  breakdown  of  these  is
by calling the SEC at 202-942-8090.      provided on the following page.

2.   Agreements                          Compliance Services
                                         The  Nottingham  Compliance  Services,
Advisor                                  LLC, a fully  owned  affiliate  of The
The Fund pays a monthly advisory fee Nottingham Company, provides services to Gardner Lewis Asset Management, which assists the Trust's Chief (the "Advisor") based upon the average Compliance Officer in monitoring and daily net assets of the Fund and testing the policies and procedures of calculated at the annual rate as shown the Trust in conjunction with in the following schedule. The Advisor requirements under Rule 38a-1 of the has voluntarily waived a portion of Securities and Exchange Commission. It its fee for the period ended April 30, receives compensation for this service
2005. See the following  table for the   at an annual rate of $7,750.
amount waived by the Advisor. The Fund

                                                                    (Continued)

The Chesapeake Core Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Fund Accounting
        Administration Fees                      Custody Fees                                  Asset Based Fees
                                                                             Fund                                        Blue Sky
    Average Net         Annual         Average Net         Annual        Accounting        Average Net    Annual      Administration
      Assets             Rate             Assets            Rate        Fees (monthly)       Assets        Rate       Fees (annual)
--------------------- ----------- --------------------- ------------ ------------------ --------------  ---------  -----------------
   Annual Fee          $12,500     First $100 Million      0.02%
   All Assets            0.075%     Over $100 Million     0.009%           $2,250         All Assets      0.01%      $150 per state
--------------------- ----------- --------------------- ------------ ------------------ --------------  ---------  -----------------


Transfer Agent                           30,  2005.  For the period ended April
North Carolina Shareholder Services, 30, 2005, the Fund incurred $513,952 LLC ("Transfer Agent") serves as in distribution and service fees under transfer, dividend paying, and the Plan. The Distributor has shareholder servicing agent for the voluntarily waived $102,790 of these Fund. It receives compensation for its fees for the period ended April 30, services based upon a $15 per 2005. There is no assurance that this shareholder per year, subject to a voluntary waiver will continue in the
minimum fee of $1,500 per month.         future.

Distributor                              4.   Purchases and Sales of Investment
Capital  Investment  Group,  Inc. (the        Securities
"Distributor")  serves  as the  Fund's
principal underwriter and distributor.   For the period  ended April 30,  2005,
The Distributor receives any sales the aggregate cost of purchases and charges imposed on purchases of shares proceeds from sales of investment
and  re-allocates  a  portion  of such   securities    (excluding    short-term
charges  to dealers  through  whom the   securities) were as follows:
sale was made,  if any. For the period
ended April 30, 2005, the  Distributor   ------------------------ -------------
retained no sales charges.                                        Proceeds from
                                                                    Sales of
Certain  Trustees  and officers of the   Purchases of Securities   Securities
Trust   are  also   officers   of  the   ------------------------ -------------
Advisor,   the   Distributor   or  the         $361,354,169        $171,761,100
Administrator.                           ------------------------ -------------

3.   Distribution and Service Fees       There were no  long-term  purchases or
                                         sales  of U.S  Government  Obligations
The Trustees,  including a majority of   during  the  period  ended  April  30,
the Trustees  who are not  "interested   2005.
persons"  of the Trust as  defined  in
the Act,  adopted a distribution  plan   5.   Federal Income Tax
pursuant to Rule 12b-1 of the Act (the
"Plan") effective June 3, 2002. The The tax components of capital shown on Act regulates the manner in which a the following tables represent: (1)
regulated   investment   company   may   distribution   requirements  the  Fund
assume expenses of distributing and must satisfy under the income tax promoting the sales of its shares and regulations, (2) losses or deductions servicing of its shareholder accounts. the Fund may be able to offset against The Plan provides that the Fund may income and gains realized in future incur certain expenses, which may not years, and (3) unrealized appreciation exceed 0.25% per annum of the Fund's or depreciation of investments for
average daily net assets for each year   federal  income  tax  purposes  as  of
elapsed  subsequent to adoption of the   October 31, 2004.
Plan,  for payment to the  Distributor
and others for items such as Accumulated capital losses noted on advertising expenses, selling the following page represent net expenses, commissions, travel or other capital loss carryovers as of October expenses reasonably intended to result 31, 2004 that may be available to in sales of shares of the fund or offset future realized capital gains support servicing of shareholder and thereby reduce future taxable gain
accounts.   Expenditures  incurred  as   distributions.
service  fees may not exceed 0.25% per
annum of the Fund's average daily net Other book tax differences in the assets. The Fund incurred $513,952 in current year primarily consist of
distribution  and  service  fees under   permanent reclassifications.
the Plan for the  period  ended  April

                                                                    (Continued)

The Chesapeake Core Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

----------------------- ------------------------- ---------------------------- ------------------- -----------------------
Undistributed Ordinary   Undistributed Long-Term   Accumulated Capital Losses   Other Book to Tax   Net Tax Appreciation/
      Income                     Gains                                             Differences         (Depreciation)
----------------------- ------------------------- ---------------------------- ------------------- -----------------------
       $0                         $0                     $693,711                   $5,848               $9,955,240
----------------------- ------------------------- ---------------------------- ------------------- -----------------------
Capital loss carry-forwards subject to annual limitations.

Accumulated capital losses noted below thereby reduce future taxable gains represent net capital loss distributions. The table below shows
carry-forwards,   as  of  October  31,   the    expiration    dates    of   the
2004,  that may be available to offset   carryovers.
future  realized   capital  gains  and

------------------------------------------------------------------------------------------------------------------------------------
Capital Loss Carry-forward Expiration Schedule
For the year ended October 31, 2004
     October 31, 2006            October 31, 2007           October 31, 2008         October 31, 2009          October 31, 2010
-------------------------- -------------------------- -------------------------- ------------------------ --------------------------
           $0                          $0                         $0                         $0                    $693,711
------------------------------------------------------------------------------------------------------------------------------------
Capital loss carry-forwards subject to annual limitations.

The aggregate cost of investments and 2005 are noted below. The primary the composition of unrealized difference between book and tax appreciation and depreciation of appreciation or depreciation of investment securities for federal investments is wash sale loss
income  tax  purposes  as of April 30,   deferrals.

---------------------------------------- -------------------------------------------------- ----------------------------------------
                                                     Aggregate Gross Unrealized                    Aggregate Gross Unrealized
           Federal Tax Cost                                 Appreciation                                 Depreciation
---------------------------------------- -------------------------------------------------- ----------------------------------------
              $483,684,784                                 $22,220,851                                   ($23,519,296)
---------------------------------------- -------------------------------------------------- ----------------------------------------


The    amount   of    dividends    and   transactions,  net  investment  losses
distributions from net investment and capital loss carry-forwards. income and net realized capital gains Permanent differences such as tax are determined in accordance with returns of capital and net investment federal income tax regulations which losses, if any, would be reclassified may differ from generally accepted against capital. There were no accounting principles. These dividends or distributions of net differences are due to differing investment income or net realized treatments for items such as net capital gains issued for the period
short-term  gains,  deferral  of  wash   ended April 30, 2005.
sale    losses,    foreign    currency


6.   Capital Share Transactions

------------------------------------------- --------------------- ----------------------
For the period and fiscal year ended:             April 30,            October 31,
                                                  2005 (a)                 2004
------------------------------------------- --------------------- ----------------------
Transactions in Fund Shares                      14,953,535            17,039,451
        Shares sold
        Reinvested distributions                          0                     0
        Shares repurchased                       (3,041,766)           (2,705,990)
Net Increase in Capital Share Transactions       11,911,769            14,333,461
Shares Outstanding, Beginning of Period          19,073,074             4,739,613
Shares Outstanding, End of Period                30,984,843            19,073,074
------------------------------------------- --------------------- ----------------------
(a) Unaudited

7.   Expense Reductions                  amended by that  certain  amendment to
                                         operating  agreement  dated  March  1,
The advisor has transacted certain 2003 and services agreement dated portfolio trades with brokers who paid March 1, 2003. Pursuant to the terms
a portion of the Fund's expenses.  For   of the  Schwab  agreements,  shares of
the period ended April 30, 2005, the the Trust's Funds are available for Fund's expenses were reduced by purchase and redemption by Schwab's
$116,494 under these agreements.         brokerage       customers      through
                                         participation  in Schwab's mutual fund
8.   Other Contractual Expenses          marketplace.  Under  the  terms of the
                                         Schwab  agreements,   Schwab  performs
The Trust is a party to an operating certain services related to agreement dated May 31, 1995 between distribution of the Funds shares and the Trust and Charles Schwab & Co., certain non-distribution and Inc. ("Schwab"), which agreement was administrative services for the Fund

                                                                    (Continued)

The Chesapeake Core Growth Fund

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

in exchange for payment of fees to The Fund currently pays a portion of Schwab. The Transfer Agent treats all the Schwab fees allocable to both
Schwab  account  holders  as a  single   distribution        services       and
shareholder, with Schwab further administrative services pursuant to providing shareholder administrative the Fund's written distribution plan services with respect to each of its adopted pursuant to rule 12b-1 of the
account  holders  holding Fund shares.   1940 Act.

                   (This page was intentionally left blank.)

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.

Item 2. CODE OF ETHICS.


     Not applicable.



Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


     Not applicable.



Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


     Not applicable.



Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


     Not applicable.



Item 6. SCHEDULE OF INVESTMENTS.

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.



Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


     Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


     Not applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


     Not applicable.



Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


     Not applicable.



Item 11. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 12. EXHIBITS.


(a)(1) Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3) Not applicable.

(b)    Certifications required by Item 12.(b)of Form N-CSR are filed herewith as
       Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)      /s/ Tracey L. Hendricks
                               _______________________
                               Tracey L. Hendricks
                               Treasurer, Assistant Secretary and Principal
                               Financial Officer

Date: June 22, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)      /s/ W. Whitfield Gardner
                               ________________________
                               W. Whitfield Gardner
                               Trustee, Chairman and Principal Executive Officer
                               Gardner Lewis Investment Trust

Date: June 28, 2005






By:  (Signature and Title)     /s/ Tracey L. Hendricks
                               _______________________
                               Tracey L. Hendricks
                               Treasurer, Assistant Secretary and Principal
                               Financial Officer
                               Gardner Lewis Investment Trust

Date: June 22, 2005